INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
18	INTANGIBLE ASSETS

Total
US$’000
Cost:
Balance at 1 January 2019	6,770
Additions	161
Effect of foreign currency exchange differences	126
Balance at 31 December 2019	7,057
Additions	352
Reclassification to disposal group held for sale (Note 40) (i)	(10)
Effect of foreign currency exchange differences	270
Balance at 31 December 2020	7,669

Accumulated amortisation:
Balance at 1 January 2019	3,093
Amortisation	29
Effect of foreign currency exchange differences	122
Balance at 31 December 2019	3,244
Amortisation	146
Reclassification to disposal group held for sale (Note 40) (i)	(10)
Effect of foreign currency exchange differences	562
Balance at 31 December 2020	3,942

Impairment:
Balance at 1 January 2019, 31 December 2019	3,636
Effect of foreign currency exchange differences	(314)
Balance at 31 December 2020	3,322

Carrying Amount:
At 31 December 2020	405
At 31 December 2019	177

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Intangible assets include club memberships, customer relationships and software and licences. Club memberships are lifetime memberships and are not amortised. Customer relationships arose from the acquisition of business and are amortised over 7 years. Software and licenses arose from the installation of major information systems (including packaged software) and are amortised over 3 years, the period over which the benefit is expected to accrue.

The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period.  Management estimated pre-tax discount rates to be 15% which they believed reflect the current market assessments of the time value of money and the risks specific to the cash generating units (CGUs).  The growth rates were based on industry growth forecasts and are estimated to be 5.5%.  Changes in selling prices and direct costs were based on past practices and expectations of future changes in the market. No impairment allowance was recognised in 2019 and 2020.